RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in freight rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Decrease in freight rates of USD/day 1,000:
Changes in profit/loss before tax for the following year		$ (25.3)	$ (24.1)
Changes in equity for the following year		$ (25.3)	$ (24.1)
Sensitivity to changes
Decrease in freight rates of USD/day 1,000:
Changes in profit/loss before tax for the following year	$ (25.4)
Changes in equity for the following year	$ (25.4)